Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Unamortized debt discounts	$ 227,851	$ 77,442
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000,000	5,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	700,000,000	700,000,000
Common stock, shares issued	266,206,213	229,331,250
Common stock, shares outstanding	266,206,213	229,331,250